Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.80%
Consumer discretionary: 10.17%
Automobile components: 1.08%
Modine Manufacturing Co.†	36,000	$3,426,840
Diversified consumer services: 3.46%
Bright Horizons Family Solutions, Inc.†	53,555	6,070,995
Duolingo, Inc.†	22,400	4,940,992
		11,011,987
Hotels, restaurants & leisure: 2.64%
Dutch Bros, Inc. Class A†	81,000	2,673,000
First Watch Restaurant Group, Inc.†	168,512	4,148,766
Wingstop, Inc.	4,276	1,566,726
		8,388,492
Specialty retail: 2.99%
American Eagle Outfitters, Inc.	44,300	1,142,497
Boot Barn Holdings, Inc.†	60,320	5,739,448
Wayfair, Inc. Class A†	38,800	2,633,744
		9,515,689
Consumer staples: 8.46%
Beverages: 0.84%
Celsius Holdings, Inc.†	28,200	2,338,344
MGP Ingredients, Inc.	3,867	333,065
		2,671,409
Consumer staples distribution & retail : 0.48%
Chefs’ Warehouse, Inc.†	40,570	1,527,866
Food products: 1.67%
Freshpet, Inc.†	45,800	5,306,388
Personal care products: 5.47%
BellRing Brands, Inc.†	129,000	7,614,870
e.l.f. Beauty, Inc.†	49,797	9,761,706
		17,376,576
Financials: 4.38%
Insurance: 4.38%
Kinsale Capital Group, Inc.	14,148	7,424,022
Palomar Holdings, Inc.†	17,600	1,475,408
Skyward Specialty Insurance Group, Inc.†	134,700	5,039,127
		13,938,557
Health care: 19.68%
Biotechnology: 5.45%
Apellis Pharmaceuticals, Inc.†	37,714	2,216,829
Immunocore Holdings PLC ADR†	28,532	1,854,580
See accompanying notes to portfolio of investments
Allspring VT Small Cap Growth Fund | 1

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Biotechnology(continued)
Immunovant, Inc.†	21,000	$678,510
Krystal Biotech, Inc.†	19,230	3,421,594
Soleno Therapeutics, Inc.†	34,100	1,459,480
Vaxcyte, Inc.†	14,100	963,171
Vericel Corp.†	129,466	6,734,821
		17,328,985
Health care equipment & supplies: 7.90%
Glaukos Corp.†	56,100	5,289,669
PROCEPT BioRobotics Corp.†	65,371	3,230,635
RxSight, Inc.†	60,964	3,144,523
Shockwave Medical, Inc.†	11,044	3,596,258
SI-BONE, Inc.†	54,524	892,558
TransMedics Group, Inc.†	121,332	8,971,288
		25,124,931
Health care providers & services: 4.50%
Ensign Group, Inc.	13,800	1,716,996
HealthEquity, Inc.†	57,100	4,661,073
RadNet, Inc.†	163,099	7,936,397
		14,314,466
Life sciences tools & services: 0.30%
CryoPort, Inc.†	54,300	961,110
Pharmaceuticals: 1.53%
Ligand Pharmaceuticals, Inc.†	26,100	1,907,910
Structure Therapeutics, Inc. ADR†	15,200	651,472
Tarsus Pharmaceuticals, Inc.†	62,800	2,282,780
		4,842,162
Industrials: 22.73%
Aerospace & defense: 0.66%
AeroVironment, Inc.†	6,900	1,057,632
Hexcel Corp.	14,503	1,056,544
		2,114,176
Building products: 2.83%
AZEK Co., Inc.†	82,573	4,146,816
Zurn Elkay Water Solutions Corp.	145,377	4,865,768
		9,012,584
Commercial services & supplies: 3.62%
Casella Waste Systems, Inc. Class A†	92,559	9,151,309
Cimpress PLC†	26,628	2,356,844
		11,508,153
See accompanying notes to portfolio of investments
2 | Allspring VT Small Cap Growth Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Construction & engineering: 3.35%
Comfort Systems USA, Inc.	24,900	$7,910,979
Construction Partners, Inc. Class A†	48,889	2,745,117
		10,656,096
Electrical equipment: 0.77%
NEXTracker, Inc. Class A†	26,979	1,518,109
Shoals Technologies Group, Inc. Class A†	82,356	920,740
		2,438,849
Ground transportation: 2.62%
ArcBest Corp.	33,328	4,749,240
Marten Transport Ltd.	127,493	2,356,071
Saia, Inc.†	2,103	1,230,255
		8,335,566
Machinery: 3.57%
ESCO Technologies, Inc.	14,700	1,573,635
SPX Technologies, Inc.†	79,326	9,767,410
		11,341,045
Professional services: 1.87%
ASGN, Inc.†	32,541	3,408,995
Legalzoom.com, Inc.†	82,500	1,100,550
Paycor HCM, Inc.†	74,071	1,439,940
		5,949,485
Trading companies & distributors: 3.44%
Applied Industrial Technologies, Inc.	32,665	6,452,971
SiteOne Landscape Supply, Inc.†	25,601	4,468,654
		10,921,625
Information technology: 31.48%
Communications equipment: 0.69%
Calix, Inc.†	66,279	2,197,812
Electronic equipment, instruments & components: 2.18%
Fabrinet†	16,500	3,118,830
Novanta, Inc.†	21,757	3,802,471
		6,921,301
IT services: 2.76%
Globant SA†	12,400	2,503,560
Wix.com Ltd.†	45,600	6,269,088
		8,772,648
Semiconductors & semiconductor equipment: 6.56%
ACM Research, Inc. Class A†	115,200	3,356,928
Allegro MicroSystems, Inc.†	152,716	4,117,223
Credo Technology Group Holding Ltd.†	118,800	2,517,372
See accompanying notes to portfolio of investments
Allspring VT Small Cap Growth Fund | 3

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Diodes, Inc.†	9,425	$664,463
Onto Innovation, Inc.†	20,600	3,730,248
PDF Solutions, Inc.†	21,127	711,346
Silicon Laboratories, Inc.†	20,492	2,945,110
SiTime Corp.†	30,355	2,829,997
		20,872,687
Software: 19.29%
Braze, Inc. Class A†	99,344	4,400,939
Clearwater Analytics Holdings, Inc. Class A†	162,807	2,880,056
CyberArk Software Ltd.†	40,740	10,821,766
Descartes Systems Group, Inc.†	54,400	4,979,232
DoubleVerify Holdings, Inc.†	64,500	2,267,820
Five9, Inc.†	64,367	3,997,834
JFrog Ltd.†	161,020	7,120,304
PowerSchool Holdings, Inc. Class A†	137,985	2,937,701
PROS Holdings, Inc.†	41,800	1,518,594
Sprout Social, Inc. Class A†	87,569	5,228,745
SPS Commerce, Inc.†	48,190	8,910,331
Varonis Systems, Inc.†	89,500	4,221,715
Workiva, Inc.†	24,200	2,052,160
		61,337,197
Materials: 0.90%
Metals & mining: 0.90%
ATI, Inc.†	55,591	2,844,591
Total common stocks (Cost $233,300,848)		310,959,273

		Yield
Short-term investments: 2.93%
Investment companies: 2.93%
Allspring Government Money Market Fund Select Class♠∞		5.25%	9,317,916	9,317,916
Total short-term investments (Cost $9,317,916)				9,317,916
Total investments in securities (Cost $242,618,764)	100.73%			320,277,189
Other assets and liabilities, net	(0.73)			(2,323,747)
Total net assets	100.00%			$317,953,442

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments
4 | Allspring VT Small Cap Growth Fund

Portfolio of investments—March 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,515,301	$21,942,774	$(16,140,159)	$0	$0	$9,317,916	9,317,916	$99,709
See accompanying notes to portfolio of investments
Allspring VT Small Cap Growth Fund | 5

Notes to portfolio of investments—March 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$32,343,008	$0	$0	$32,343,008
Consumer staples	26,882,239	0	0	26,882,239
Financials	13,938,557	0	0	13,938,557
Health care	62,571,654	0	0	62,571,654
Industrials	72,277,579	0	0	72,277,579
Information technology	100,101,645	0	0	100,101,645
Materials	2,844,591	0	0	2,844,591
Short-term investments
Investment companies	9,317,916	0	0	9,317,916
Total assets	$320,277,189	$0	$0	$320,277,189
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring VT Small Cap Growth Fund